Performance Management	Sep. 26, 2025
Prospectus [Line Items]
Performance Table Closing [Text Block]
The fund's broad-based securities market index is the Russell 3000 Index, which measures the performance of roughly 3,000 of the largest U.S. companies based on total market capitalization.
The Russell 1000 Value Index represents the index of securities that is utilized by the Adviser for measuring performance. The Russell 1000 Value Index and the Russell 1000 Index represent indexes of securities that reflect the market sectors in which the fund may invest.
The Russell 1000 Value Index measures the performance of U.S. large-cap companies with lower price/book ratios and forecasted growth values. The Russell 1000 Index measures the performance of roughly 1,000 U.S. large-cap companies.
The indexes are unmanaged, market capitalization weighted, include net reinvested dividends, do not reflect fees or expenses (which would lower the return), and are not available for direct investment.

Diamond Hill Large Cap Concentrated ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The fund is the successor to the Predecessor Fund. Prior to the Reorganization, the fund had not yet commenced operations. The performance provided in the bar chart and table is that of the Predecessor Fund’s Class Y shares. The bar chart and performance table below show the variability of the Predecessor Fund’s returns, which is some indication of the risks of investing in the fund by comparing the fund's investment returns with a broad-based securities index and two supplemental indexes. The bar chart shows performance of the Predecessor Fund’s Class Y shares for each calendar year since the Predecessor Fund’s inception. Had the Predecessor Fund been structured as an ETF, its performance may have differed. Of course, the Predecessor Fund’s past performance is not necessarily an indication of the fund’s future performance. Updated performance information for the fund will be available at no cost by visiting www.diamond-hill.com or by calling 1-888-226-5595.
Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Past Does Not Indicate Future [Text]	Of course, the fund’s past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	CLASS Y ANNUAL TOTAL RETURN-YEARS ENDED 12/31
Bar Chart Closing [Text Block]

Best Quarter:	4Q 2023, +12.51%
Worst Quarter:	2Q 2022, -15.46%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	12.51%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(15.46%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	12/31/24
Performance Table Narrative
The following table shows the average total returns on an investment in Class Y shares of the Predecessor Fund compared to the market indices for the one-year and since inception periods ended December 31, 2024. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Availability Website Address [Text]	www.diamond-hill.com
Performance Availability Phone [Text]	888-226-5595